Current and deferred income tax and social contribution - Reconciliation of effective tax rate (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current and deferred income tax and social contribution
Profit before tax	R$ 439,841	R$ (178,573)	R$ (231,061)
Tax average	R$ (197,928)	R$ 80,358	R$ 103,977
Tax rate	45.00%	45.00%	45.00%
Interest on capital distribution	R$ 22,501	R$ 17,126	R$ 18,671
Non-taxable income (non-deductible expenses) net	53,397	(8,016)	(27,744)
Subsidiaries not subject to Real Profit taxation	10,176	65,110	81,957
Others	24,273	9,916	(868)
Income tax	R$ (87,581)	R$ 164,494	R$ 175,993
Effective tax rate	(20.00%)	92.00%	76.00%
Total deferred income tax and social contribution	R$ 193,264	R$ 271,119	R$ 228,434
Total income tax and social contribution expenses	R$ (280,845)	R$ (106,625)	R$ (52,441)